Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2022
Share-based Payment Arrangement [Abstract]
Restricted Share Grant Activity
Restricted share grant activity for the year ended December 31, 2021, and for the six months ended June 30, 2022, was as follows:

	Number of non-vested restricted shares	Weighted average grant date fair value	Weighted average remaining contractual term
Balance as of January 1, 2021	306,242	$10.54	0.93 years
Granted	100,263	9.99
Vested	(286,895)	10.66
Forfeited	(16,123)	8.89

Balance as of December 31, 2021	103,487	$9.92	1.06 years
Granted	85,716	10.83
Vested	(69,330)	10.65
Forfeited	(2,006)	9.11

Balance as of June 30, 2022	117,867	$10.16	1.55 years

Summary of Stock Option Activity
The movements in the current outstanding share options during the year ended December 31, 2021, and the six months ended June 30, 2022, was as follows:

Options	Number of options outstanding	Weighted average exercise price per share	Aggregate intrinsic value

Balance as of January 1, 2021	339,936	21.40	$—
Post vesting cancellations during the year	(29,080)	20.45	—

Balance as of December 31, 2021	310,856	21.37	$—
Options issued during the period	10,000	9.24	—

Balance as of June 30, 2022	320,856	$20.48	$—